American Funds Asset Allocation HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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American Funds Asset Allocation HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Asset Allocation HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Asset Allocation Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return consistent with preservation of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY.  The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

The Master Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500 Index ("S&P 500 Index"), and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Fund may invest up to 25% of its debt assets in lower quality straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's Investors Service ("Moody's") and BB or below by Standard & Poor's ("S&P") or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds."

In seeking to pursue its investment objective, the Master Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments (including cash). As of December 31, 2007, Master Fund was approximately 64% invested in equity securities, 22% invested in debt securities and 14% invested in money market instruments. The proportion of equities, debt and money market securities held by Master Fund will vary with market conditions and CRMC's assessment of their relative attractiveness as investment opportunities. The Master Fund is designed for investors seeking above-average total return.

MAIN RISKS. The Master Fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, call risk, liquidity risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the Master Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Because the Master Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

Income risk is the potential for a decline in the Master Fund's income due to falling interest rates.

The Master Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund's ability to dispose of such securities.

Manager allocation risk refers to the possibility that CRMC could allocate assets among different asset classes in a manner that results in the Master Fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 12.09% (2nd quarter, 2003) and the lowest quarterly return was –12.40% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	6.23%	11.62%	6.59%
S&P 500 Index	5.49%	12.82%	5.91%
Citigroup Broad Investment-Grade (BIG) Bond Index	7.22%	4.55%	6.03%
Lehman Brothers U.S. Aggregate Index	6.97%	4.42%	5.97%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.65%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	0.95%
Less waiver/reimbursement[3]	0.40%
Total net expenses	0.55%
Master fund expenses	0.32%
Total master and feeder expenses	0.87%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$89
Year 3	$278

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

About The Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in This Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.31%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

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MANAGEMENT OF THE FUND

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Alan N. Berro (Senior Vice President)	8 years	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Susan M. Tolson (Vice President)	8 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Michael T. Kerr	3 years	Senior Vice President — Capital World Investors. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James R. Mulally	2 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 32 years in total; 28 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund;

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FURTHER INFORMATION ON THE FUND

(i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in

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FURTHER INFORMATION ON THE FUND

turn invest in the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

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FURTHER INFORMATION ON THE FUND

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

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FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report of the Fund to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds Blue Chip Income and Growth HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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American Funds Blue Chip Income and Growth HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Blue Chip Income and Growth HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

American Funds Blue Chip Income and Growth HLS Fund
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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Blue Chip Income and Growth Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

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3

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.

The Master Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Master Fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies), that pay regular dividends, whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality, and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

The Master Fund is designed for investors seeking both income and capital appreciation.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Fund could underperform its peers or lose money. In addition, if CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

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AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past six calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 17.01% (2nd quarter, 2003) and the lowest quarterly return was –20.56% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IB2	1.68%	12.70%	4.33%
S&P 500 Index	5.49%	12.82%	4.74%
Lipper Growth & Income Funds Index	4.28%	12.86%	5.75%

1  Inception date is July 5, 2001.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.05%
Less waiver/reimbursement[3]	0.50%
Total net expenses	0.55%
Master fund expenses	0.42%
Total master and feeder expenses	0.97%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$99
Year 3	$309

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About The Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in This Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.41%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

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MANAGEMENT OF THE FUND

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
James K. Dunton (Vice Chairman of the Board of Trustees)	7 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 46 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher D. Buchbinder	1 year	Senior Vice President — Capital Research Global Investors. Investment professional for 13 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James B. Lovelace	1 year	Senior Vice President — Capital Research Global Investors. Investment professional for 26 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield	7 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary

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if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses

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FURTHER INFORMATION ON THE FUND

of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that

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FURTHER INFORMATION ON THE FUND

a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the

American Funds Blue Chip Income and Growth HLS Fund
15

FURTHER INFORMATION ON THE FUND

purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

American Funds Blue Chip Income and Growth HLS Fund
16

FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

American Funds Blue Chip Income and Growth HLS Fund
17

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds Bond HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

[This page is intentionally left blank]

American Funds Bond HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Bond HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

American Funds Bond HLS Fund
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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Bond Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

American Funds Bond HLS Fund
3

AMERICAN FUNDS BOND HLS FUND

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund normally invests at least 80% of its assets in bonds and other debt securities.

The Master Fund will invest at least 65% of its assets in investment grade debt securities (including cash and cash equivalents) that are rated Baa or better by Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality. The Master Fund will also invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality. The Master Fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds." The Master Fund may invest up to 20% of its assets in non-U.S. dollar denominated securities. The Master Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

The Master Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

MAIN RISKS. The major factors affecting the Master Fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield — high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than less aggressive bond funds.

The Master Fund is subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates.

The Master Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

The Master Fund is also subject to liquidity risk. Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund's ability to dispose of such securities.

High yield bonds and foreign securities may make the Master Fund more sensitive to market or economic shifts in the U.S. and abroad.

Any guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the Master Fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

American Funds Bond HLS Fund
4

AMERICAN FUNDS BOND HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.01% (4th quarter, 2002) and the lowest quarterly return was –1.85% (2nd quarter, 2004).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	3.09%	5.72%	5.07%
Citigroup Broad Investment-Grade (BIG) Bond Index	7.22%	4.55%	6.03%
Lehman Brothers U.S. Aggregate Index	6.97%	4.42%	5.97%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

American Funds Bond HLS Fund
5

AMERICAN FUNDS BOND HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.50%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	0.80%
Less waiver/reimbursement[3]	0.25%
Total net expenses	0.55%
Master fund expenses	0.41%
Total master and feeder expenses	0.96%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.25%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$98
Year 3	$306

American Funds Bond HLS Fund
6

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-

American Funds Bond HLS Fund
7

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

American Funds Bond HLS Fund
8

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About The Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in This Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time the fund invests its assets. If, subsequent to an investment by the fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a

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ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the fund of its 80% investment policy.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.40%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

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MANAGEMENT OF THE FUND

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Abner D. Goldstine (Senior Vice President)	12 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 56 years in total; 41 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David C. Barclay	10 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 26 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	3 years	Senior Vice President — Fixed Income, CRMC. Investment professional for 30 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David A. Hoag	Less than 1 year.	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund;

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FURTHER INFORMATION ON THE FUND

(i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the fund. As a result, certain accounts

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FURTHER INFORMATION ON THE FUND

may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

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FURTHER INFORMATION ON THE FUND

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

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FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds Global Bond HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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American Funds Global Bond HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Global Bond HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a non-diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Global Bond Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS GLOBAL BOND HLS FUND

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

The Master Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities). Normally the Master Fund will invest substantially in debt securities rated Baa or better by Moody's or BBB or better by S&P or unrated but determined to be of equivalent quality. The Master Fund may also invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds" or "high yield bonds." The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund's investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by entities based around the world.

MAIN RISKS. The major factors affecting the Master Fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield - high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than less aggressive bond funds.

The Master Fund is subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates.

The Master Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

The Master Fund is also subject to liquidity risk. Liquidity risk refers to the possibility that there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund's ability to dispose of such securities.

High yield bonds and foreign securities may make the Master Fund more sensitive to market or economic shifts in the U.S. and abroad.

Any guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the Master Fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

Because the Master Fund is considered non-diversified and may take larger positions in individual issuers and invest in fewer issuers than other mutual funds, the Master Fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the Master Fund therefore entails substantial market risk.

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AMERICAN FUNDS GLOBAL BOND HLS FUND

PAST PERFORMANCE.  Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past calendar year, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.86% (3rd quarter, 2007) and the lowest quarterly return was 0.05% (2nd quarter, 2007).

Average annual total returns for periods ending December 31, 2007

	1 year	Life of Master Fund[1]
Class IB2	8.92%	9.18%
Lehman Brothers Global Aggregate Index	9.48%	9.13%
Lipper Global Income Funds Average	6.65%	7.05%

1  Inception date is October 4, 2006.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income bond markets. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS GLOBAL BOND HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.05%
Less waiver/reimbursement[3]	0.50%
Total net expenses	0.55%
Master fund expenses	0.61%
Total master and feeder expenses	1.16%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$118
Year 3	$368

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About the Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time the fund invests its assets. If, subsequent to an investment by the fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets"

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the fund of its 80% investment policy.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.57%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

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MANAGEMENT OF THE FUND

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Susan M. Tolson (Vice President)	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 20 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 30 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	2 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, Capital Research Company. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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13

FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the

American Funds Global Bond HLS Fund
14

FURTHER INFORMATION ON THE FUND

variable contracts to the Class IB shares of the fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time

American Funds Global Bond HLS Fund
15

FURTHER INFORMATION ON THE FUND

period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

American Funds Global Bond HLS Fund
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FURTHER INFORMATION ON THE FUND

For more information about the tax status of the fund, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

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FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report of the Fund to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds Global Growth HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

[This page is intentionally left blank]

American Funds Global Growth HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Global Growth HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Global Growth Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS GLOBAL GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stocks of companies located around the world.

The Master Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Fund is also subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates. The Master Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Fund could underperform its peers or lose money.

American Funds Global Growth HLS Fund
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AMERICAN FUNDS GLOBAL GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 40.88% (4th quarter, 1999) and the lowest quarterly return was –20.50% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	14.52%	19.01%	11.79%
MSCI World Index	9.57%	17.53%	7.45%
Lipper Global Funds Index	9.28%	17.10%	7.78%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

American Funds Global Growth HLS Fund
5

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	1.00%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.30%
Less waiver/reimbursement[3]	0.75%
Total net expenses	0.55%
Master fund expenses	0.55%
Total master and feeder expenses	1.10%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.75%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$112
Year 3	$350

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Small Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About The Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.53%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

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MANAGEMENT OF THE FUND

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Robert W. Lovelace (Vice President)	11 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 23 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Nick J. Grace	6 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 18 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	6 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Paul A. White	4 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 9 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund;

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FURTHER INFORMATION ON THE FUND

(i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain

American Funds Global Growth HLS Fund
15

FURTHER INFORMATION ON THE FUND

invested in Hartford Life's separate accounts, which in turn invest in the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

American Funds Global Growth HLS Fund
16

FURTHER INFORMATION ON THE FUND

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

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17

FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report of the Fund to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds Global Growth and Income HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

[This page is intentionally left blank]

American Funds Global Growth and Income HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Global Growth and Income HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

American Funds Global Growth and Income HLS Fund
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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Global Growth and Income Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

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3

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in stocks of well-established companies throughout the world.

The Master Fund may invest a majority of its assts outside the United States. For temporary defensive purposes, the Master Fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States.

The Master Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or unrated but determined to be of equivalent quality. The Master Fund may also invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

The Master Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Master Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Fund is also subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates. The Master Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Fund could underperform its peers or lose money.

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AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past calendar year, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 6.66% (2nd quarter, 2007) and the lowest quarterly return was 0.45% (4th quarter, 2007).

Average annual total returns for periods ending December 31, 2007

	1 year	Life of Master Fund[1]
Class IB2	12.43%	13.63%
MSCI All Country World Index	12.18%	13.19%
MSCI World Index	9.57%	11.55%

1  Inception date is May 1, 2006.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

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5

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.80%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.10%
Less waiver/reimbursement[3]	0.55%
Total net expenses	0.55%
Master fund expenses	0.71%
Total master and feeder expenses	1.26%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$128
Year 3	$400

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6

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

American Funds Global Growth and Income HLS Fund
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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Small Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About The Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in This Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.69%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

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MANAGEMENT OF THE FUND

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Gregg E. Ireland	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 36 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Carl M. Kawaja	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	2 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the

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FURTHER INFORMATION ON THE FUND

variable contracts to the Class IB shares of the fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time

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FURTHER INFORMATION ON THE FUND

period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

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FURTHER INFORMATION ON THE FUND

For more information about the tax status of the fund, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

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FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report of the Fund to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds Global Small Capitalization HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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American Funds Global Small Capitalization HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Global Small Capitalization HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Global Small Capitalization Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in stocks of smaller companies located around the world.

Normally, the Master Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. CRMC currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. CRMC has periodically reevaluated and adjusted this definition and may continue to do so in the future.

The Master Fund may also invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the Master Fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Fund is also subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates. The Master Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Fund could underperform its peers or lose money.

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AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past nine calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 28.78% (4th quarter, 1999) and the lowest quarterly return was –28.27% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IB2	21.05%	28.10%	15.18%
S&P/Citigroup Global/ World Indexes	9.87%	24.64%	10.63%
Lipper Global Small- Cap Funds Average	9.70%	22.21%	9.96%

1  Inception date is April 30, 1998.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P/Citigroup Global/World Indexes reflect a combination of two S&P/Citigroup Global indices and two S&P/Citigroup World indices that corresponds to the market capitalization ranges used by the Master Global Small Capitalization Fund during comparable periods. The S&P/Citigroup Global indices, which track publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and May 2004 to April 2006, respectively. These indices better reflect the Master Global Small Capitalization Fund's investments in developing countries during this period. The S&P/Citigroup World indices, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1998 to 1999, respectively and reflected the Master Global Small Capitalization Fund's investments during those time periods. These indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.80%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.10%
Less waiver/reimbursement[3]	0.55%
Total net expenses	0.55%
Master fund expenses	0.73%
Total master and feeder expenses	1.28%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$130
Year 3	$406

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About the Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. This requirement is applied at the time the fund invests its assets. If, subsequent to an investment by the fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the fund of its 80% investment policy.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.70%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

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MANAGEMENT OF THE FUND

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Gordon Crawford	10 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 37 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Mark E. Denning	10 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 26 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor (primarily non-U.S.).

J. Blair Frank	5 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund;

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FURTHER INFORMATION ON THE FUND

(i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in

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FURTHER INFORMATION ON THE FUND

turn invest in the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

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FURTHER INFORMATION ON THE FUND

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

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FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report of the Fund to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds Growth HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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American Funds Growth HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Growth HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Growth Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS GROWTH HLS FUND

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital.

The Master Fund may invest in securities of issuers representing a broad range of market capitalizations. The Master Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. In addition, the Master Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Fund invests in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Fund is also subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates. The Master Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Fund could underperform its peers or lose money.

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AMERICAN FUNDS GROWTH HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 30.59% (4th quarter, 1999) and the lowest quarterly return was –27.23% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	12.02%	16.88%	11.42%
S&P 500 Index	5.49%	12.82%	5.91%
Lipper Capital Appreciation Funds Index	16.39%	15.18%	6.54%
Lipper Growth Funds Index	7.83%	12.30%	4.76%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

The Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.05%
Less waiver/reimbursement[2]	0.50%
Total net expenses	0.55%
Master fund expenses	0.33%
Total master and feeder expenses	0.88%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$90
Year 3	$281

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About The Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in This Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.32%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

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MANAGEMENT OF THE FUND

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Donnalisa Barnum	5 years	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Gregg E. Ireland	2 years	Senior Vice President — Capital World Investors. Investment professional for 36 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Michael T. Kerr	3 years	Senior Vice President — Capital World Investors. Investment professional for 25 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Ronald B. Morrow	5 years (plus 6 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 40 years in total; 11 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the

American Funds Growth HLS Fund
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FURTHER INFORMATION ON THE FUND

fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in

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FURTHER INFORMATION ON THE FUND

the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

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16

FURTHER INFORMATION ON THE FUND

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

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17

FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report of the Fund to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds Growth-Income HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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American Funds Growth-Income HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds Growth-Income HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the Growth-Income Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS GROWTH-INCOME HLS FUND

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks growth of capital and income over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stock or other securities that demonstrate the potential for appreciation and/or dividends.

The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500 Index. In addition, the Master Fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Fund is designed for investors seeking both capital appreciation and income.

MAIN RISKS.  As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If CRMC incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that CRMC had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Fund is also subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates. The Master Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Fund could underperform its peers or lose money.

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AMERICAN FUNDS GROWTH-INCOME HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 18.75% (4th quarter, 1998) and the lowest quarterly return was –18.75% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	4.74%	13.02%	7.98%
S&P 500 Index	5.49%	12.82%	5.91%
Lipper Growth & Income Funds Index	4.28%	12.86%	5.91%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The S&P 500 Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

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AMERICAN FUNDS GROWTH-INCOME HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.70%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.00%
Less waiver/reimbursement[3]	0.45%
Total net expenses	0.55%
Master fund expenses	0.27%
Total master and feeder expenses	0.82%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$84
Year 3	$262

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6

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the

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7

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of

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the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About the Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.26%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

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The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
James K. Dunton (Vice Chairman of the Board of Trustees)	24 years (since the Master Fund's inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 46 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Donald D. O'Neal (President and Trustee)	3 years	Senior Vice President — Capital Research Global Investors. Investment professional for 23 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Claudia P. Huntington (Vice President)	14 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 35 years in total; 33 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

J. Blair Frank	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years in total; 14 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield	9 years	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20%

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of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the

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Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

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FURTHER INFORMATION ON THE FUND

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the

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interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

American Funds Growth-Income HLS Fund
17

FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

American Funds Growth-Income HLS Fund
18

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report of the Fund to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds International HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

[This page is intentionally left blank]

American Funds International HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds International HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

American Funds International HLS Fund
2

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the International Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

American Funds International HLS Fund
3

AMERICAN FUNDS INTERNATIONAL HLS FUND

INVESTMENT GOAL. The American Funds International HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stock of companies located outside the United States.

The Master Fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Fund is also subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates. The Master Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Fund could underperform its peers or lose money.

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AMERICAN FUNDS INTERNATIONAL HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past 10 calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 42.27% (4th quarter, 1999) and the lowest quarterly return was –19.72% (3rd quarter, 2002).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	10 years
Class IB1	19.65%	22.43%	11.86%
MSCI All Country World Index ex USA	17.12%	24.52%	10.09%
Lipper International Funds Index	14.25%	21.82%	9.46%

1  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index ex USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 47 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

You cannot invest directly in an index.

American Funds International HLS Fund
5

AMERICAN FUNDS INTERNATIONAL HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.85%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.15%
Less waiver/reimbursement[3]	0.60%
Total net expenses	0.55%
Master fund expenses	0.52%
Total master and feeder expenses	1.07%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$109
Year 3	$340

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6

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms

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ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective

American Funds International HLS Fund
9

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS AND INVESTMENT POLICIES

voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

About the Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

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10

MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.49%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

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MANAGEMENT OF THE FUND

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Alwyn W. Heong	12 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years in total; 16 years with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Sung Lee	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 14 years, all with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Jesper Lyckeus	1 year (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 13 years in total; 12 years with CRMC or an affiliate.	Serves as a non-U.S. equity portfolio counselor.

Christopher M. Thomsen	2 years	Senior Vice President — Capital Research Global Investors Investment professional for 11 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

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FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund;

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FURTHER INFORMATION ON THE FUND

(i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the fund. As a result, certain accounts may be more

American Funds International HLS Fund
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FURTHER INFORMATION ON THE FUND

susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

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FURTHER INFORMATION ON THE FUND

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

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17

FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

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FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

Annual/Semiannual Report of the Fund to Shareholders

Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the fund had not commenced operations as of the date of this prospectus, the fund has not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Fund

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The fund makes available this prospectus and its SAI free of charge on the fund's website at www.hartfordinvestor.com. The fund will make available its annual and semi-annual reports free of charge on the fund's website when such reports become available.

To request a free copy of the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the
SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

American Funds New World HLS Fund

Class IB Shares

Prospectus

May 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Fund
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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American Funds New World HLS Fund

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds that may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") (formerly Fortis Benefits Insurance Company) and Union Security Life Insurance Company of New York ("Union Security Life") (formerly First Fortis Life Insurance Company), and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Only the American Funds New World HLS Fund (the "fund") is offered in this prospectus.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees. Class IA shares are not currently available.

The fund is a diversified management investment company. The fund is an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment option offered in this prospectus.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). Information regarding HL Advisors is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

American Funds New World HLS Fund

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a "feeder fund," which means it invests all of its assets in another mutual fund, the New World Fund (the "Master Fund"). The Master Fund is a series of American Funds Insurance Series® ("American Funds"). The fund has the same investment objective and limitations as the Master Fund. The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund's Board of Directors determines that it is in the best interest of the fund and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund. Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Advisors manage the fund's assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund's assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund's expenses may be higher than those of other mutual funds that invest directly in securities. This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company ("CRMC") serves as investment adviser to the Master Fund. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund's prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

American Funds New World HLS Fund

AMERICAN FUNDS NEW WORLD HLS FUND

INVESTMENT GOAL. The American Funds New World HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries (as defined below) that have developing economies and/or markets. The Master Fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided CRMC has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that CRMC determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The Master Fund may also invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality. The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master Fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC will maintain a list of qualified countries and securities in which the Master Fund may invest. Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, member states of the Russian Federation, South Africa, Thailand, Turkey and Venezuela.

The Master Fund is designed for investors seeking capital appreciation. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the Master Fund may invest in small, medium, and large companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Stocks of small or mid-size companies may be more risky than stocks of large companies. These companies may be young and have a more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of companies that conduct their principal business activities in emerging markets. If the Master Fund invests in countries or regions that experience economic downturns, performance could suffer.

The Master Fund is subject to interest rate risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. Additionally, the Master Fund is also subject to credit risk. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. The Master Fund is also subject to income risk, which is the potential for a decline in the Master Fund's income due to falling interest rates. The Master Fund is also subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The Master Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Master Fund's income.

CRMC's investment strategy will influence performance significantly. If CRMC's stock selection strategy does not perform as expected, the Master Fund could underperform its peers or lose money.

American Funds New World HLS Fund

AMERICAN FUNDS NEW WORLD HLS FUND

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history for the fund has been provided.

The performance in the bar chart and table on this page provide some indication of the risks of investing in the Master Fund; the risks of investing in the fund are substantially similar. However, the past performance of the Master Fund is not necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart reflects changes in performance of Class 1 shares of the Master Fund for the past eight calendar years, adjusted to reflect the estimated fees and expenses of the fund shown in the fees and expenses table below. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the fund for certain time periods, compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable life insurance or variable annuity contracts. If these amounts were reflected, returns would be less than those shown.

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.49% (2nd quarter, 2003) and the lowest quarterly return was –16.06% (3rd quarter, 2001).

Average annual total returns for periods ending December 31, 2007

	1 year	5 years	Life of Master Fund[1]
Class IB2	31.80%	28.09%	14.52%
MSCI All Country World Index	12.18%	18.80%	5.68%
MSCI Emerging Markets Index	39.78%	37.46%	16.62%

1  Inception date is June 17, 1999.

2  The fund has not completed one full calendar year of operations as of the date of this prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the fund.

Indices: The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

American Funds New World HLS Fund

AMERICAN FUNDS NEW WORLD HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

SHAREHOLDER FEES	CLASS IB1
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price[2]	Not applicable
Maximum deferred sales charge (load)[2]	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	1.10%
Distribution and service (12b-1) fees[2]	0.25%
Other expenses	0.05%
Total operating expenses	1.40%
Less waiver/reimbursement[3]	0.85%
Total net expenses	0.55%
Master fund expenses	0.82%
Total master and feeder expenses	1.37%

1  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master fund expenses" include the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the estimated expenses of both the fund and the Master Fund.

2  The Class 1 shares of the Master Fund do not have a sales charge (load) or a distribution and service (12b-1) fee.

3  HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion (currently 0.85%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$139
Year 3	$434

American Funds New World HLS Fund

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL
RISKS AND INVESTMENT POLICIES

Investment Risks Generally

Many factors affect the Master Fund's performance. There is no assurance that the Master Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

Equity Securities

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•  Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

•  Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•  Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Fixed Income Securities

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•  Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•  Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•  An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by CRMC). The two best-known debt rating agencies are S&P and Moody's. "Investment Grade" refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

•  A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•  Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities. To be announced mortgage-backed securities represent contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date.

•  Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•  U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the

American Funds New World HLS Fund

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL
RISKS AND INVESTMENT POLICIES

U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•  Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value.

Foreign Investments

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange ("NYSE") (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the Master Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of the portfolio investment or, if the Master Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Master Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The Master Fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial

American Funds New World HLS Fund

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL
RISKS AND INVESTMENT POLICIES

resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Derivatives

The Master Fund may engage in derivative transactions.

A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include the risk that:

•  the other party to the derivatives contract may fail to fulfill its obligations,

•  their use may reduce liquidity and make the Master Fund harder to value, especially in declining markets,

•  the Master Fund may suffer disproportionately heavy losses relative to the amount invested, and

•  changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, the Master Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, the Master Fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Other Investment Companies

The Master Fund may invest in securities of other investment companies, including exchange traded funds ("ETFs"), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include, in certain circumstances, a prohibition on the Master Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Master Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Master Fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Master-Feeder Structure

Other "feeder" funds may also invest in the Master Fund. As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

American Funds New World HLS Fund

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL
RISKS AND INVESTMENT POLICIES

About The Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund's performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address). When you request a copy of the fund's SAI, you will also receive a copy of the Master Fund's SAI.

Disclosure of Portfolio Holdings

A description of the fund's policies and procedures regarding the release of portfolio holdings information is available in the fund's SAI. However, under the master-feeder structure, the fund's sole portfolio holding is shares in the Master Fund. A description of the Master Fund's policies and procedures with respect to the disclosure of the Master Fund's portfolio securities is available in the Master Fund's SAI.

American Funds New World HLS Fund

MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC. Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund's investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of the Master Fund; (ii) providing information to the Board of Directors enabling it to make all necessary decisions of whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund's other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund. HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $426.8 billion in assets under management as of December 31, 2007. HL Advisors had approximately $64.3 billion in assets under management as of December 31, 2007. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the "SEC") that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval. Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund's Board of Directors' approval of the investment management agreement is available in the fund's semi-annual report to shareholders covering the period ending June 30, 2008.

The Investment Manager to the Master Fund

Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make proxy voting decisions on an independent basis. As of December 31, 2007, CRMC managed more than $1.1 trillion in assets.

The annual management fee paid to CRMC for the year ended December 31, 2007, expressed as a percentage of the Master Fund's average daily net assets and not taking into account any applicable waivers, is 0.76%. The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund. The Master Fund's breakpoint schedule is discussed in the fund's SAI.

A discussion regarding the basis for the Master Fund's Board of Trustees' approval of the investment management agreement is available in the Master Fund's annual report to shareholders covering the period ending December 31, 2007.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of the Master Fund's portfolio. Investment decisions are subject to the Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC.

American Funds New World HLS Fund

MANAGEMENT OF THE FUND

The primary individual portfolio counselors for the Master Fund are:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor's Role in Management of the Master Fund
Robert W. Lovelace (Vice President)	9 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 23 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

David C. Barclay	9 years (since the Master Fund's inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 27 years in total; 20 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Carl M. Kawaja	9 years (since the Master Fund's inception)	Senior Vice President — Capital World Investors. Investment professional for 20 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

The fund's SAI provides additional information about each portfolio counselor's compensation, other accounts managed by each portfolio counselor and each portfolio counselor's ownership of securities in the Master Fund.

American Funds New World HLS Fund

FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the "Accounts") as an investment option for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, "variable contracts") issued through the Accounts.

The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts purchase and redeem Class IB shares of the fund at net asset value ("NAV") without sales or redemption charges.

For each day on which the fund's NAV is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the fund at the next NAV per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

American Funds New World HLS Fund

FURTHER INFORMATION ON THE FUND

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, the transfer agent accrued approximately $1,500,000 in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $500,000 for any Servicing Intermediary.

As of January 1, 2008, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Federated Retirement Plan Services (Broker Dealer-Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith Incorporated; Mid-Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; The Vanguard Group; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan of the Fund

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund;

American Funds New World HLS Fund

FURTHER INFORMATION ON THE FUND

(i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares of the fund.

The Distribution Plan was adopted by a majority vote of the fund's Board of Directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Fund

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

Determination of Net Asset Value

The NAV is determined for the fund as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund's net assets by the number of shares outstanding. The NAV of the fund is determined based upon the NAV of the Master Fund. For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's prospectus and SAI.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in full or fractional shares at the NAV on the reinvestment date.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Frequent purchases and redemptions of the fund's shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (ii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the fund.

The fund is available for investment, directly or indirectly, through a variety of means through variable contracts issued by Hartford Life. In most cases, exchange activity among the fund and the other Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the fund, itself, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the fund itself to monitor and restrict individual trading practices, the varied mechanisms for participation in the fund challenges the fund from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the fund. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain

American Funds New World HLS Fund

FURTHER INFORMATION ON THE FUND

invested in Hartford Life's separate accounts, which in turn invest in the fund. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the fund to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. The fund reserves the right, in its sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, for example, either because of the timing of the request or previous excessive trading activity, but has no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the variable contracts described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the fund. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product or policy.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Master Fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities, will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the Master Fund's fair-value procedures, please refer to the Master Fund's prospectus and SAI.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund. The Master Fund and American Funds Distributors, Inc. ("AFD"), the Master Fund's distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason. The Master Fund is not designed to serve as a vehicle for frequent trading. Frequent trading of the Master Fund's shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts that have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

American Funds New World HLS Fund

FURTHER INFORMATION ON THE FUND

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for issues affecting Hartford Series Fund, Inc. as a corporate entity, except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to a shareholder vote.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as transfer and dividend disbursing agent for the fund.

American Funds New World HLS Fund

FINANCIAL HIGHLIGHTS

Because the fund had not commenced operations as of the date of this prospectus, no financial highlight information is available for the fund.

American Funds New World HLS Fund

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FOR MORE INFORMATION

Two documents are available that offer further information on the American Funds HLS Funds:

Annual/Semiannual Report of the Funds to Shareholders

Additional information about each fund will be contained in the financial statements and portfolio holdings in the funds' annual and semiannual reports. In the funds' annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected each fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report. Because the funds had not commenced operations as of the date of this prospectus, the funds have not yet delivered an annual or semi-annual report.

Statement of Additional Information (SAI) of the Funds

The SAI contains more detailed information on the funds.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

The funds make available this prospectus and their SAI free of charge on the funds' website at www.hartfordinvestor.com. The funds will make available their annual and semi-annual reports free of charge on the funds' website when such reports become available.

To request a free copy of the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629